REORGANIZATION	12 Months Ended
Dec. 31, 2022
REORGANIZATION
REORGANIZATION

NOTE 22: — REORGANIZATION

During 2020 as part of measures taken to cope with the COVID-19 global crisis, the Company decided to reorganize its business units, including a certain workforce reduction. Reorganization expenses comprised mostly of severance payments to employees.